Indebtedness	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Indebtedness

11. Indebtedness

On September 30, 2019 (the Closing Date), the Company entered into a Loan and Security Agreement (the Loan Agreement) with Hercules pursuant to which a term loan in an aggregate principal amount of up to $75.0 million (the Term Loan Facility) is available to the Company in four tranches, subject to certain terms and conditions. $10.0 million of the first tranche was advanced to the Company on the Closing Date and an additional $15.0 million under the first tranche was drawn down on July 24, 2020. Upon satisfaction of certain liquidity and clinical milestones, the second tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through March 31, 2021. Upon satisfaction of certain additional clinical milestones, the third tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through June 30, 2021. The fourth tranche, which allows the Company to borrow an additional amount up to $30.0 million, will be available upon Hercules’ approval on or prior to December 15, 2021.

Advances under the Term Loan Facility bear interest at a rate equal to the greater of (i) 9.00% plus the Prime Rate (as reported in The Wall Street Journal) less 5.25%, and (ii) 9.00%. The Company makes interest only payments through April 1, 2022. The interest only period may be extended to November 1, 2022 upon satisfaction of certain milestones. Following the interest only period, the Company will repay the principal balance and interest on the advances in equal monthly installments through October 1, 2024.

The Company may prepay advances under the Loan Agreement, in whole or in part, at any time subject to a prepayment charge (Prepayment Premium) equal to: (i) 2.0% of amounts so prepaid, if such prepayment occurs during the first year following the Closing Date; (ii) 1.5% of the amount so prepaid, if such prepayment occurs during the second year following the Closing Date, or (iii) 1.0% of the amount so prepaid, if such prepayment occurs after the second year following the Closing Date.

Upon prepayment or repayment of all or any of the term loans under the Term Loan Facility, the Company will pay (in addition to any Prepayment Premium) an end of term charge of 5.5% of the aggregate funded amount under the Term Loan Facility. With respect to the first tranche, an end of term charge of $1.4 million will be payable upon any prepayment or repayment. To the extent that the Company is provided additional advances under the Term Loan Facility, the 5.5% end of term charge will be applied to any such additional amounts.

The Term Loan Facility is secured by a lien on substantially all of the Company’s assets, other than the Company’s intellectual property. The Company has agreed to not pledge or grant a security interest on the Company’s intellectual property to any third party. The Term Loan Facility also contains customary covenants and representations, including a liquidity covenant, whereby the Company is obligated to maintain, in an account covered by Hercules’ account control agreement, an amount equal to the lesser of: (i) 110% of the amount of the Company’s obligations under the Term Loan Facility or (ii) the Company’s then existing cash and cash equivalents; financial reporting covenant and limitations on dividends, indebtedness, collateral, investments, distributions, transfers, mergers or acquisitions, taxes, corporate changes, deposit accounts, and subsidiaries.

Upon issuance, the initial advance under the first tranche was recorded as a liability with an initial carrying value of $9.5 million, net of debt issuance costs. The July 24, 2020 advance under the first tranche was recorded as a liability with an initial carrying value of $15.0 million. The initial carrying value of all outstanding advances will be accreted to the repayment amount, which includes the outstanding principal plus the end of term charge, through interest expense using the effective interest rate method over the term of the loan. As of September 30, 2020 and December 31, 2019, the carrying value of the term loan was $24.8 million and $9.6 million, respectively, which is classified as a long-term liability on the Company’s condensed consolidated balance sheets as of each respective period. The fair value of debt is classified as Level 2 for the periods presented and approximates its carrying value.

The events of default under the Loan Agreement include, without limitation, and subject to customary grace periods, the following: (i) any failure by the Company to make any payments of principal or interest under the Loan Agreement, (ii) any breach or default in the performance of any covenant under the Loan Agreement, (iii) the occurrence of a material adverse effect, (iv) any making of false or misleading representations or warranties in any material respect, (v) the Company’s insolvency or bankruptcy, (vi) certain attachments or judgments on the assets of the Company or (vii) the occurrence of any material default under certain agreements or obligations of the Company’s involving indebtedness. If an event of default occurs, Hercules is entitled to take enforcement action, including acceleration of amounts due under the Loan Agreement.

The future principal payments under the Loan Agreement are as follows as of September 30, 2020 (in thousands):

YEAR ENDED DECEMBER 31,	PRINCIPAL
2020	$—
2021	—
2022	6,106
2023	9,888
2024	9,006

$25,000

During the three and nine months ended September 30, 2020, the Company recognized $0.6 million and $1.2 million of interest expense related to the Loan Agreement, respectively. The Company recognized less than $0.1 million of interest expense during the three and nine months ended September 30, 2019. Such amounts were reflected as interest expense on the condensed consolidated statements of operations and comprehensive loss.

11. Indebtedness

On September 30, 2019 (the Closing Date), the Company entered into a Loan and Security Agreement (the Loan Agreement) with Hercules pursuant to which a term loan in an aggregate principal amount of up to $75.0 million (the Term Loan Facility) is available to the Company in four tranches, subject to certain terms and conditions. The first tranche of $10.0 million was advanced to the Company on the Closing Date and an additional $15.0 million under the first tranche was drawn down on July 24, 2020. Upon satisfaction of certain liquidity and clinical milestones, the second tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through March 31, 2021. Upon satisfaction of certain additional clinical milestones, the third tranche is available under the Term Loan Facility, which allows the Company to borrow an additional amount up to $10.0 million through June 30, 2021. The fourth tranche, which allows the Company to borrow an additional amount up to $30.0 million, will be available upon Hercules’ approval on or prior to December 15, 2021.

Advances under the Term Loan Facility will bear interest at a rate equal to the greater of (i) 9.00% plus the Prime Rate (as reported in The Wall Street Journal) less 5.25%, and (ii) 9.00%. The Company will make interest only payments through April 1, 2022. The interest only period may be extended to November 1, 2022 upon satisfaction of certain milestones. Following the interest only period, the Company will repay the principal balance and interest of the advances in equal monthly installments through October 1, 2024.

The Company may prepay advances under the Loan Agreement, in whole or in part, at any time subject to a prepayment charge (Prepayment Premium) equal to: (a) 2.0% of amounts so prepaid, if such prepayment occurs during the first year following the Closing Date; (b) 1.5% of the amount so prepaid, if such prepayment occurs during the second year following the Closing Date, and (c) 1.0% of the amount so prepaid, if such prepayment occurs after the second year following the Closing Date.

Upon prepayment or repayment of all or any of the term loans under the Term Loan Facility, the Company will pay (in addition to any Prepayment Premium) an end of term charge of 5.5% of the aggregate funded amount under the Term Loan Facility. With respect to the first tranche, an end of term charge of $0.6 million will be payable upon any prepayment or repayment. To the extent that the Company is provided additional advances under the Term Loan Facility, the 5.5% end of term charge will be applied to any such additional amounts.

The Term Loan Facility is secured by a lien on substantially all of the Company’s assets, other than the Company’s intellectual property. The Company has agreed to not pledge or grant a security interest on the Company’s intellectual property to any third party. The Term Loan Facility also contains customary covenants and representations, including a liquidity covenant, whereby the Company is obligated to maintain in an account covered by Hercules’ account control agreement an amount equal to the lessor of: (i) 110% of the amount of the Company’s obligations under the Term Loan Facility or (ii) the Company’s then existing cash and cash equivalents;, financial reporting covenant and limitations on dividends, indebtedness, collateral, investments, distributions, transfers, mergers or acquisitions, taxes, corporate changes, deposit accounts, and subsidiaries.

Upon issuance, the first tranche was recorded as a liability with an initial carrying value of $9.5 million, net of debt issuance costs. The initial carrying value will be accreted to the repayment amount, which includes the outstanding principal plus the end of term charge, through interest expense using the effective interest rate method over the term of the loan. As of December 31, 2019, the carrying value of the term loan is $9.6 million, which is classified as a non-current liability on the Company’s consolidated balance sheet.

The events of default under the Loan Agreement include, without limitation, and subject to customary grace periods, the following: (i) any failure by the Company to make any payments of principal or interest under the Loan Agreement, (ii) any breach or default in the performance of any covenant under the Loan Agreement, (iii) the occurrence of a material adverse effect, (iv) any making of false or misleading representations or warranties in any material respect, (v) the Company’s insolvency or bankruptcy, (vi) certain attachments or judgments on the assets of the Company or (vii) the occurrence of any material default under certain agreements or obligations of the Company’s involving indebtedness. If an event of default occurs, Hercules is entitled to take enforcement action, including acceleration of amounts due under the Loan Agreement.

The future principal payments under the Loan Agreement are as follows as of December 31, 2019 (in thousands):

YEAR ENDED DECEMBER 31,	PRINCIPAL
2020	$—
2021	—
2022	2,442
2023	3,955
2024	3,603

$10,000

During the year ended December 31, 2019, the Company recognized $0.3 million of interest expense related to the Loan Agreement, which is reflected in interest expense on the consolidated statements of operations and comprehensive loss.